Note 11 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
3.84% Senior Notes	$ 90,000
Capital leases maturing at various dates through 2026	15,334
Other long-term debt maturing at various dates up to 2023	457
Long-Term Debt and Lease Obligation, Including Current Maturities, Total	734,463
Less: current portion	35,665	$ 57,436
Long-term debt - non-current	698,798	$ 595,368
Private Placement 4.53% Notes [Member]
Debt instrument, carrying amount	60,000
Revolving Credit Facility [Member]
Debt instrument, carrying amount	$ 568,672